Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Supplies for Production	$ 34,384,583	$ 16,879,260
Gas	5,712,979	2,301,172
Oil	2,684,688	2,593,805
Coal	25,986,916	11,984,283
Supplies for projects and spare parts	9,386,198	14,861,643
Total	$ 43,770,781	$ 31,740,903